United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6447
(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: 2024-11-30

Item 1.	Reports to Stockholders

Federated Hermes Strategic Income Fund

Class A Shares | STIAX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$99	0.94%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$9,552	$10,000	$10,000	$10,000
11/30/2015	$9,323	$10,097	$10,008	$9,830
11/30/2016	$9,959	$10,316	$10,827	$10,293
11/30/2017	$10,641	$10,648	$11,593	$10,987
11/30/2018	$10,475	$10,505	$11,456	$10,885
11/30/2019	$11,509	$11,639	$12,478	$11,806
11/30/2020	$12,149	$12,486	$13,195	$12,320
11/30/2021	$12,603	$12,342	$13,375	$12,667
11/30/2022	$11,106	$10,758	$11,973	$11,513
11/30/2023	$11,647	$10,885	$12,695	$12,061
11/30/2024	$12,955	$11,633	$14,298	$13,228

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	6.24%	1.45%	2.62%
Class A Shares without sales load	11.24%	2.40%	3.09%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P502

G00324-02-A (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class C Shares | SINCX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$178	1.69%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,687	$10,097	$10,008	$9,830
11/30/2016	$10,271	$10,316	$10,827	$10,293
11/30/2017	$10,892	$10,648	$11,593	$10,987
11/30/2018	$10,641	$10,505	$11,456	$10,885
11/30/2019	$11,619	$11,639	$12,478	$11,806
11/30/2020	$12,158	$12,486	$13,195	$12,320
11/30/2021	$12,518	$12,342	$13,375	$12,667
11/30/2022	$10,959	$10,758	$11,973	$11,513
11/30/2023	$11,493	$10,885	$12,695	$12,061
11/30/2024	$12,785	$11,633	$14,298	$13,228

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	9.42%	1.60%	2.49%
Class C Shares without sales load	10.42%	1.60%	2.49%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P700

G00324-02-B (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class F Shares | STFSX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$99	0.94%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class F Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$9,902	$10,000	$10,000	$10,000
11/30/2015	$9,664	$10,097	$10,008	$9,830
11/30/2016	$10,327	$10,316	$10,827	$10,293
11/30/2017	$11,028	$10,648	$11,593	$10,987
11/30/2018	$10,854	$10,505	$11,456	$10,885
11/30/2019	$11,934	$11,639	$12,478	$11,806
11/30/2020	$12,589	$12,486	$13,195	$12,320
11/30/2021	$13,064	$12,342	$13,375	$12,667
11/30/2022	$11,515	$10,758	$11,973	$11,513
11/30/2023	$12,065	$10,885	$12,695	$12,061
11/30/2024	$13,433	$11,633	$14,298	$13,228

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	9.22%	2.19%	3.00%
Class F Shares without sales load	11.34%	2.39%	3.10%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P809

G00324-02-C (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Institutional Shares | STISX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.62%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,784	$10,097	$10,008	$9,830
11/30/2016	$10,481	$10,316	$10,827	$10,293
11/30/2017	$11,238	$10,648	$11,593	$10,987
11/30/2018	$11,097	$10,505	$11,456	$10,885
11/30/2019	$12,238	$11,639	$12,478	$11,806
11/30/2020	$12,951	$12,486	$13,195	$12,320
11/30/2021	$13,481	$12,342	$13,375	$12,667
11/30/2022	$11,922	$10,758	$11,973	$11,513
11/30/2023	$12,531	$10,885	$12,695	$12,061
11/30/2024	$13,994	$11,633	$14,298	$13,228

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	11.68%	2.72%	3.42%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P841

G00324-02-D (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class R6 Shares | STILX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$65	0.61%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic noninvestment-grade and foreign.

Top Contributors to Performance

• A lower than Blended Index allocation to agency mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

• Security selection within the mortgage-backed securities allocation contributed to relative Fund performance.

• A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to relative Fund performance.

Top Detractors from Performance

• The Fund’s lower than Blended Index allocation to the high-yield sector hurt relative performance.

• Security selection within the high-yield bond and emerging market bond allocations detracted from relative Fund performance.

• On average, the Fund’s duration was slightly longer than the Blended Index for the reporting period. Volatility in interest rates and tactical repositioning hurt performance relative to the Blended Index.

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,761	$10,097	$10,008	$9,830
11/30/2016	$10,426	$10,316	$10,827	$10,293
11/30/2017	$11,177	$10,648	$11,593	$10,987
11/30/2018	$11,025	$10,505	$11,456	$10,885
11/30/2019	$12,167	$11,639	$12,478	$11,806
11/30/2020	$12,872	$12,486	$13,195	$12,320
11/30/2021	$13,397	$12,342	$13,375	$12,667
11/30/2022	$11,845	$10,758	$11,973	$11,513
11/30/2023	$12,462	$10,885	$12,695	$12,061
11/30/2024	$13,908	$11,633	$14,298	$13,228

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	11.60%	2.71%	3.35%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Blended Index	12.63%	2.76%	3.64%
Morningstar Multisector Bond Funds Average	9.68%	2.28%	2.80%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$585,418,737
Number of Investments	300
Portfolio Turnover	14%
Total Advisory Fees Paid	$2,574,073

Annual Shareholder Report

Federated Hermes Strategic Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Call Options	0.1%
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	1.2%
Common Stocks	1.6%
Collaterized Mortgage Obligations	4.9%
Cash Equivalents	5.9%
U.S Treasuries	6.3%
Foreign Governments/Agencies	14.5%
Commerical Mortgage-Backed Securities	20.3%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P833

G00324-02-E (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $79,109

Fiscal year ended 2023 - $74,624

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,683 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $29,956 and $65,633 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $240,955

Fiscal year ended 2023 - $284,241

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | STIAX	C | SINCX	F | STFSX
	Institutional | STISX	R6 | STILX

Federated Hermes Strategic Income Fund

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024
Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—6.3%
		U.S. Treasury Bonds—0.7%
$ 3,775,000		United States Treasury Bond, 4.250%, 2/15/2054	$ 3,687,094
		U.S. Treasury Inflation-Protected Notes—1.6%
4,509,000		U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	4,485,578
5,023,900		U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2034	5,002,413
		TOTAL	9,487,991
		U.S. Treasury Notes—4.0%
8,000,000		United States Treasury Note, 4.250%, 1/31/2026	7,991,754
10,000,000		United States Treasury Note, 4.500%, 7/15/2026	10,039,464
5,500,000		United States Treasury Note, 4.875%, 4/30/2026	5,544,559
		TOTAL	23,575,777
		TOTAL U.S. TREASURIES (IDENTIFIED COST $36,420,544)	36,750,862
		MORTGAGE-BACKED SECURITIES—4.9%
		Agency—4.9%
7,947,574		FHLMC, Pool SD8225, 3.000%, 7/1/2052	6,935,284
7,640,035		FHLMC, Pool SD8243, 3.500%, 9/1/2052	6,925,176
9,256,115	[1]	FNMA, Pool FBT224, 3.000%, 3/1/2052	8,085,832
7,058,335		FNMA, Pool MA4732, 4.000%, 9/1/2052	6,609,604
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $28,881,620)	28,555,896
		CORPORATE BONDS—4.2%
		Basic Industry - Chemicals—0.0%
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	84,185
		Basic Industry - Metals & Mining—0.0%
50,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	47,887
55,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	38,357
135,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	147,769
		TOTAL	234,013
		Capital Goods - Aerospace & Defense—0.1%
55,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	54,330
135,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	123,161
30,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,406
30,000		Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	31,914
50,000		Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	54,347
100,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	96,356
55,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	52,887
75,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	76,067
		TOTAL	509,468
		Capital Goods - Building Materials—0.0%
20,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	18,919
		Capital Goods - Construction Machinery—0.5%
3,390,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,867,092
120,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	117,793
45,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	41,919
20,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	19,224
		TOTAL	3,046,028
		Capital Goods - Diversified Manufacturing—0.1%
15,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,376
15,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,595
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	58,625
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	37,654
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	74,961
35,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	33,592
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 25,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	$ 21,714
40,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	34,533
	TOTAL	292,050
	Capital Goods - Environmental—0.0%
75,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	75,719
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	21,370
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	31,989
75,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	78,659
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	191,820
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	21,838
70,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	69,691
	TOTAL	415,367
	Communications - Media & Entertainment—0.0%
50,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	45,138
65,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	54,958
	TOTAL	100,096
	Communications - Telecom Wireless—0.1%
90,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	84,673
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	42,228
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	56,180
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	56,153
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	64,579
	TOTAL	303,813
	Communications - Telecom Wirelines—0.1%
65,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	62,568
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	144,273
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	29,369
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	42,194
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	88,367
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	29,013
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	33,474
	TOTAL	429,258
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	137,101
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	215,173
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	91,445
	TOTAL	443,719
	Consumer Cyclical - Retailers—0.0%
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	76,360
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	112,426
	TOTAL	188,786
	Consumer Cyclical - Services—0.0%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	43,183
	Consumer Non-Cyclical - Food/Beverage—0.2%
60,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	58,786
150,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	143,616
37,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	34,836
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	136,628
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	96,831
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	30,178
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	24,443
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	48,793
65,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	55,017
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	$ 52,366
55,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	53,827
50,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	42,783
70,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	67,690
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	103,271
	TOTAL	949,065
	Consumer Non-Cyclical - Health Care—0.0%
30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	26,068
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	110,863
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	27,462
100,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	68,891
25,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	25,224
	TOTAL	258,508
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	145,748
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	56,272
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	81,326
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	81,661
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	52,414
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	46,957
25,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	24,302
	TOTAL	488,680
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	43,127
	Consumer Non-Cyclical - Tobacco—0.1%
65,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	47,269
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	22,480
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	120,647
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	71,830
	TOTAL	262,226
	Energy - Independent—0.0%
60,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	59,847
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	49,468
40,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.050%, 10/1/2054	39,545
70,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	79,329
	TOTAL	228,189
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,447
45,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	37,135
	TOTAL	86,582
	Energy - Midstream—0.1%
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	34,572
100,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	104,627
50,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	50,823
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	69,203
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	89,044
30,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	26,203
50,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	50,222
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	64,678
30,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	27,807
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	104,920
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,979
80,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	78,255
100,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	99,819
	TOTAL	828,152
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.0%
$ 110,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	$ 106,789
		Financial Institution - Banking—0.7%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	149,749
90,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	76,453
100,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	86,188
140,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	122,629
50,000		Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	51,380
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	91,501
175,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	151,302
100,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	102,068
170,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	140,014
60,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	61,284
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	199,344
65,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	63,345
60,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	59,957
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	86,931
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	88,204
165,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	159,840
100,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	102,249
300,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	261,430
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	87,984
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	56,035
50,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	51,171
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	106,711
45,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	46,743
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,140
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	86,024
60,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	59,418
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	20,434
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	84,491
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	83,253
75,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	81,353
65,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	67,381
52,143	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	10,950
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	87,064
50,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	50,922
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	195,851
20,000		US Bancorp, 5.100%, 7/23/2030	20,182
65,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	54,418
150,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	145,559
100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	102,522
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	251,372
		TOTAL	3,873,846
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
45,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	37,870
		Financial Institution - Finance Companies—0.0%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	150,542
55,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	57,612
		TOTAL	208,154
		Financial Institution - Insurance - Life—0.1%
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	129,975
120,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	97,548
50,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	43,794
		TOTAL	271,317
		Financial Institution - Insurance - P&C—0.1%
100,000		Aon North America, Inc., 5.750%, 3/1/2054	103,700
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	$ 102,879
60,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	60,057
	TOTAL	266,636
	Financial Institution - REIT - Apartment—0.0%
120,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	116,699
110,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	92,228
	TOTAL	208,927
	Financial Institution - REIT - Healthcare—0.6%
110,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	108,972
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	66,600
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,480,039
	TOTAL	3,655,611
	Financial Institution - REIT - Office—0.0%
25,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	24,624
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	107,657
75,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	73,490
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	32,202
	TOTAL	237,973
	Financial Institution - REIT - Other—0.0%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	50,247
35,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	35,557
100,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	100,929
	TOTAL	186,733
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	78,651
	Other—0.0%
75,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	67,896
	Technology—0.5%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	20,813
1,405,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,421,169
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	25,690
27,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	26,116
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	65,745
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,467
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	52,942
105,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	100,368
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	196,423
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	71,162
55,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	55,010
35,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	34,749
80,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	78,966
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	73,637
50,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	50,280
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	55,502
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	88,117
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	54,182
60,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	58,743
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	25,952
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	76,942
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	37,863
	TOTAL	2,672,838
	Transportation - Railroads—0.0%
40,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	35,980
	Transportation - Services—0.0%
100,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	101,501
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 50,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	$ 48,625
		TOTAL	150,126
		Utility - Electric—0.2%
40,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	37,750
55,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	56,865
25,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	22,011
25,000		Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	19,171
115,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	100,751
65,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	68,129
75,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	71,750
130,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	115,252
55,000		Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	43,447
90,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	75,528
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	24,266
25,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	22,173
65,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	65,295
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	56,065
120,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	117,832
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	117,248
		TOTAL	1,013,533
		Utility - Natural Gas Distributor—0.4%
2,000,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	2,028,610
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,490,153)	24,430,623
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.4%
		Commercial Mortgage—0.7%
500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	491,577
345,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	312,381
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	625,093
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	495,645
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	971,805
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	998,563
		TOTAL	3,895,064
		Federal Home Loan Mortgage Corporation—0.1%
644,795		FHLMC, REMIC, Series K105, Class A1, 1.536%, 9/25/2029	594,917
		Non-Agency Mortgage-Backed Securities—2.6%
969,196		GS Mortgage-Backed Securities 2023-PJ5, Class A16, 6.500%, 2/25/2054	982,569
3,398,366		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,799,935
6,220,835		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,334,123
4,189,274		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,451,569
3,325,485		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,739,888
		TOTAL	15,308,084
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,234,329)	19,798,065
		COMMON STOCKS—1.5%
		Automotive—0.0%
18,903	[3]	American Axle & Manufacturing Holdings, Inc.	124,949
1,140		Lear Corp.	111,537
		TOTAL	236,486
		Chemicals—0.1%
6,905		Koppers Holdings, Inc.	265,566
21,720	[3]	PQ Group Holdings, Inc.	172,674
		TOTAL	438,240
		Commercial Services & Supplies—0.1%
14,290		Interface, Inc.	379,400
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Consumer Cyclical Services—0.1%
3,510		The Brink’s Co.	$ 339,452
		Consumer Products—0.0%
8,140		Edgewell Personal Care Co.	297,761
		Containers & Packaging—0.2%
53,120		Ardagh Metal Packaging	195,482
15,318		Graphic Packaging Holding Co.	460,919
18,961	[3]	O-I Glass, Inc.	238,908
		TOTAL	895,309
		Food & Beverage—0.1%
6,780	[3]	US Foods Holding Corp.	473,041
		Hotels Restaurants & Leisure—0.2%
4,620		Boyd Gaming Corp.	341,187
11,490	[3]	Caesars Entertainment Corp.	442,250
5,395		Red Rock Resorts, Inc.	270,236
		TOTAL	1,053,673
		Media Entertainment—0.1%
74,005	[3]	Stagwell, Inc.	581,679
		Midstream—0.1%
20,586		Suburban Propane Partners LP	408,632
		Oil Field Services—0.0%
3,305	[3]	Nabors Industries Ltd.	242,686
		Oil Gas & Consumable Fuels—0.0%
4,358		Devon Energy Corp.	165,386
		Personal Products—0.1%
8,990		Energizer Holdings, Inc.	342,609
		Services—0.0%
19,380		Dun & Bradstreet Holdings, Inc.	246,126
		Technology—0.1%
2,770		Science Applications International Corp.	344,173
35,130	[3]	Viavi Solutions, Inc.	349,192
		TOTAL	693,365
		Technology Hardware Storage & Peripherals—0.1%
2,700		Dell Technologies, Inc.	344,493
		Trading Companies & Distributors—0.1%
2,730	[3]	GMS, Inc.	273,955
1,675		WESCO International, Inc.	354,380
		TOTAL	628,335
		Utility - Electric—0.1%
3,415		NRG Energy, Inc.	346,998
3,070		Vistra Corp.	490,709
		TOTAL	837,707
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,939,320)	8,604,380
		FOREIGN GOVERNMENTS/AGENCIES—1.1%
		Sovereign—1.1%
AUD 6,750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029	4,160,321
BRL 20,000,000	[4]	Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027	2,377,539
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,561,169)	6,537,860
		ASSET-BACKED SECURITIES—0.9%
		Auto Receivables—0.2%
$ 740,771		Ford Credit Auto Lease Trust 2022-A, Class D, 4.660%, 12/15/2026	740,827
282,232		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	282,170
		TOTAL	1,022,997
		Other—0.4%
2,178,500		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,124,185
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.3%
$ 1,273,180		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	$ 1,129,377
1,068,855		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	992,989
		TOTAL	2,122,366
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,521,689)	5,269,548
		AGENCY RISK TRANSFER SECURITY—0.2%
1,250,000	[5]	Fannie Mae - CAS 2023-R05, Class 1M2, 7.825% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,306,712
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[2,3,6]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.1%
5,000,000		Bank of America Merrill Lynch AUD CALL/USD PUT (CALL-Option), Exercise Price $0.65, Notional Amount $237,550,000, Expiration Date 12/12/2024	47,495
60		J.P. Morgan, Russell 2000 Index (CALL-Option), Exercise Price $2450, Notional Amount $14,608,620, Expiration Date 1/17/2025	460,500
200		J.P. Morgan, United States Treasury, 0.000%, Notional Amount $5,964,000, Expiration Date 12/28/2024	110,938
50		J.P. Morgan, United States Treasury, 0.000%, Notional Amount $811,000, Expiration Date 12/28/2024	57,031
5,000,000		UBS AUD CALL/USD PUT (CALL-Option), Exercise Price $0.6725, Notional Amount $161,700,000, Expiration Date 1/21/2025	17,890
10,000,000		Wells Fargo EUR CALL/USD PUT (CALL-Option), Exercise Price $1.06, Notional Amount $761,700,000, Expiration Date 12/17/2024	64,310
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $832,278)	758,164
		PURCHASED PUT OPTIONS—0.0%
7,000,000		Morgan Stanley USD PUT/ZAR CALL (PUT-Option), Exercise Price $17.5, Notional Amount $921,270,000, Expiration Date 1/9/2025	30,170
10,000,000		Morgan Stanley USD PUT/ZAR CALL (PUT-Option), Exercise Price $18, Notional Amount $1,316,100,000, Expiration Date 12/18/2024	99,770
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $237,120)	129,940
		INVESTMENT COMPANIES—77.3%
16,494,681		Emerging Markets Core Fund	145,977,930
9,621,877		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[7]	9,621,877
35,530,529		High Yield Bond Core Fund	201,458,099
11,426,814		Mortgage Core Fund	95,528,159
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $516,317,188)	452,586,065
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $653,688,810)[8]	584,728,515
		OTHER ASSETS AND LIABILITIES - NET—0.1%[9]	690,222
		TOTAL NET ASSETS—100%	$585,418,737
At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	100	$20,610,938	March 2025	$62,756
United States Treasury Notes 5-Year Long Futures	204	$21,950,719	March 2025	$174,929
United States Treasury Notes 10-Year Long Futures	12	$1,334,250	March 2025	$16,847
United States Treasury Notes 10-Year Ultra Long Futures	11	$1,262,766	March 2025	$21,201
Short Futures:
United States Treasury Ultra Bond Short Futures	92	$10,994,000	March 2025	$(270,107)
United States Treasury Ultra Bond Short Futures	17	$2,162,188	March 2025	$(71,688)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(66,062)
Annual Financial Statements and Additional Information

At November 30, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2024[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Citigroup	CDX High Yield Index Series 43	Buy	5.000%	12/20/2029	2.99%	$20,000,000	$(1,719,898)	$(1,371,355)	$(348,543)
At November 30, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America	AUD CALL/USD PUT	(10,000,000)	$10,000,000	December 2024	$0.66	$(9,780)
Bank of America	USD CALL/ NOK PUT	(9,000,000)	$9,000,000	January 2025	$11.30	$(79,749)
J.P. Morgan	Russell 2000 Index	(120)	$29,217,240	January 2025	$2,550.00	$(433,200)
J.P. Morgan	United States Treasury, 108.25%, 12/28/2024	(200)	$811,000	December 2024	$108.25	$(51,563)
J.P. Morgan	United States Treasury, 122.00%, 12/28/2024	(150)	$17,892,000	December 2024	$122.00	$(72,656)
Morgan Stanley	USD CALL/ZAR PUT	(7,000,000)	$7,000,000	January 2025	$18.30	$(79,695)
UBS	USD CALL/MXN PUT	(10,000,000)	$10,000,000	January 2025	$21.00	$(94,400)
Wells Fargo	EUR CALL/ USD PUT	(20,000,000)	$20,000,000	December 2024	$1.08	$(25,060)
Put Options:
Barclays	EUR PUT/USD CALL	(10,000,000)	$10,000,000	December 2024	$1.08	$(220,820)
Barclays	NZD PUT/USD CALL	(5,000,000)	$5,000,000	December 2024	$0.60	$(40,325)
J.P. Morgan	United States Treasury, 106.50%, 12/28/2024	(200)	$811,000	December 2024	$106.50	$(25,000)
J.P. Morgan	United States Treasury, 117.00%, 12/28/2024	(150)	$17,892,000	December 2024	$117.00	$(70,312)
J.P. Morgan	Russell 2000 Index	(70)	$17,043,390	December 2024	$2,300.00	$(79,100)
Morgan Stanley	USD PUT/MXN CALL	(10,000,000)	$10,000,000	January 2025	$19.00	$(7,240)
Morgan Stanley	USD PUT/ZAR CALL	(20,000,000)	$20,000,000	December 2024	$17.65	$(63,720)
(Premium Received $1,788,962)						$(1,352,620)
Net Unrealized Appreciation/Depreciation on Futures Contracts and the value of Written Option Contracts and Swap Contracts are included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2024	Shares Held as of 11/30/2024	Dividend Income
Emerging Markets Core Fund	$147,106,964	$11,136,342	$(27,000,000)	$17,430,107	$(2,695,483)	$145,977,930	16,494,681	$11,136,343
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$134,394	$95,539,506	$(86,052,023)	$—	$—	$9,621,877	9,621,877	$226,143
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$8,045,886	$62,177,940	$(70,222,764)	$—	$(1,062)	$—	—	$169,351
High Yield Bond Core Fund	$233,570,932	$—	$(42,350,000)	$16,506,908	$(6,269,741)	$201,458,099	35,530,529	$13,897,582
Mortgage Core Fund	$104,723,818	$7,500,000	$(20,000,000)	$3,764,442	$(460,101)	$95,528,159	11,426,814	$4,844,654
TOTAL OF AFFILIATED TRANSAC- TIONS	$493,581,994	$176,353,788	$(245,624,787)	$37,701,457	$(9,426,387)	$452,586,065	73,073,901	$30,274,073

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Annual Financial Statements and Additional Information

1	A portion of this security is segregated as collateral on swap contracts.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	Non-income-producing security.
4	Zero coupon bond.
5	Floating/variable note with current rate and current maturity or next reset date shown.
6	Issuer in default.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $657,754,451.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$36,750,862	$—	$36,750,862
Mortgage-Backed Securities	—	28,555,896	—	28,555,896
Corporate Bonds	—	24,419,673	10,950	24,430,623
Collateralized Mortgage Obligations	—	19,798,065	—	19,798,065
Foreign Governments/Agencies	—	6,537,860	—	6,537,860
Asset-Backed Securities	—	5,269,548	—	5,269,548
Agency Risk Transfer Security	—	1,306,712	—	1,306,712
Purchased Call Options	—	758,164	—	758,164
Purchased Put Options	—	129,940	—	129,940
Equity Securities:
Common Stocks
Domestic	8,166,212	—	—	8,166,212
International	438,168	—	—	438,168
Preferred Stock
Domestic	—	—	400	400
Investment Companies	452,586,065	—	—	452,586,065
TOTAL SECURITIES	$461,190,445	$123,526,720	$11,350	$584,728,515
Other Financial Instruments:
Assets
Futures Contracts	$275,733	$—	$—	$275,733
Liabilities
Futures Contracts	(341,795)	—	—	(341,795)
Swap Contracts	—	(1,719,898)	—	(1,719,898)
Written Options Contracts	—	(1,352,620)	—	(1,352,620)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(66,062)	$(3,072,518)	$—	$(3,138,580)
Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAS	—Connecticut Avenue Securities
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.86	$7.86	$9.30	$9.29	$9.09
Income From Investment Operations:
Net investment income (loss)[1]	0.40	0.38	0.35	0.34	0.32
Net realized and unrealized gain (loss)	0.47	(0.01)	(1.44)	0.01	0.17
Total From Investment Operations	0.87	0.37	(1.09)	0.35	0.49
Less Distributions:
Distributions from net investment income	(0.38)	(0.37)	(0.35)	(0.34)	(0.29)
Net Asset Value, End of Period	$8.35	$7.86	$7.86	$9.30	$9.29
Total Return[2]	11.24%	4.87%	(11.88)%	3.74%	5.56%
Ratios to Average Net Assets:
Net expenses[3]	0.94%	0.93%	0.93%	0.93%	0.93%
Net investment income	4.93%	4.81%	4.17%	3.61%	3.55%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,314	$198,920	$222,213	$297,673	$292,259
Portfolio turnover[5]	14%	69%	77%	50%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.85	$7.86	$9.30	$9.28	$9.09
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.32	0.29	0.27	0.25
Net realized and unrealized gain (loss)	0.46	(0.02)	(1.44)	0.02	0.16
Total From Investment Operations	0.80	0.30	(1.15)	0.29	0.41
Less Distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.29)	(0.27)	(0.22)
Net Asset Value, End of Period	$8.34	$7.85	$7.86	$9.30	$9.28
Total Return[2]	10.42%	3.96%	(12.54)%	3.07%	4.65%
Ratios to Average Net Assets:
Net expenses[3]	1.69%	1.68%	1.69%	1.68%	1.69%
Net investment income	4.19%	4.05%	3.40%	2.90%	2.80%
Expense waiver/reimbursement[4]	0.12%	0.12%	0.10%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,792	$18,737	$23,226	$35,536	$45,955
Portfolio turnover[5]	14%	69%	77%	50%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.79	$7.80	$9.23	$9.22	$9.03
Income From Investment Operations:
Net investment income (loss)[1]	0.40	0.37	0.35	0.34	0.31
Net realized and unrealized gain (loss)	0.47	(0.01)	(1.43)	0.01	0.17
Total From Investment Operations	0.87	0.36	(1.08)	0.35	0.48
Less Distributions:
Distributions from net investment income	(0.38)	(0.37)	(0.35)	(0.34)	(0.29)
Net Asset Value, End of Period	$8.28	$7.79	$7.80	$9.23	$9.22
Total Return[2]	11.34%	4.78%	(11.86)%	3.77%	5.49%
Ratios to Average Net Assets:
Net expenses[3]	0.94%	0.93%	0.93%	0.93%	0.93%
Net investment income	4.93%	4.81%	4.17%	3.62%	3.56%
Expense waiver/reimbursement[4]	0.12%	0.13%	0.10%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,650	$29,665	$35,464	$51,221	$51,426
Portfolio turnover[5]	14%	69%	77%	50%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.80	$7.81	$9.24	$9.23	$9.04
Income From Investment Operations:
Net investment income (loss)[1]	0.42	0.40	0.38	0.36	0.34
Net realized and unrealized gain (loss)	0.47	(0.01)	(1.43)	0.02	0.17
Total From Investment Operations	0.89	0.39	(1.05)	0.38	0.51
Less Distributions:
Distributions from net investment income	(0.40)	(0.40)	(0.38)	(0.37)	(0.32)
Net Asset Value, End of Period	$8.29	$7.80	$7.81	$9.24	$9.23
Total Return[2]	11.68%	5.11%	(11.56)%	4.09%	5.83%
Ratios to Average Net Assets:
Net expenses[3]	0.62%	0.61%	0.61%	0.61%	0.61%
Net investment income	5.25%	5.11%	4.49%	3.82%	3.87%
Expense waiver/reimbursement[4]	0.19%	0.21%	0.19%	0.15%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$339,706	$353,987	$547,135	$783,512	$246,898
Portfolio turnover[5]	14%	69%	77%	50%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.86	$7.86	$9.30	$9.29	$9.10
Income From Investment Operations:
Net investment income (loss)[1]	0.43	0.42	0.38	0.37	0.35
Net realized and unrealized gain (loss)	0.46	(0.02)	(1.44)	0.01	0.16
Total From Investment Operations	0.89	0.40	(1.06)	0.38	0.51
Less Distributions:
Distributions from net investment income	(0.40)	(0.40)	(0.38)	(0.37)	(0.32)
Net Asset Value, End of Period	$8.35	$7.86	$7.86	$9.30	$9.29
Total Return[2]	11.60%	5.21%	(11.59)%	4.08%	5.80%
Ratios to Average Net Assets:
Net expenses[3]	0.61%	0.60%	0.60%	0.60%	0.60%
Net investment income	5.25%	5.36%	4.52%	3.88%	3.88%
Expense waiver/reimbursement[4]	0.12%	0.12%	0.10%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,957	$11,005	$9,974	$11,157	$5,468
Portfolio turnover[5]	14%	69%	77%	50%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investment in securities, at value including $452,586,065 of investments in affiliated holdings* (identified cost $653,688,810, including $516,317,188 of identified cost in affiliated holdings)	$584,728,515
Due from broker (Note 2)	3,506,843
Income receivable	3,419,697
Income receivable from affiliated holdings	33,808
Receivable for shares sold	109,133
Receivable for variation margin on futures contracts	69,725
Total Assets	591,867,721
Liabilities:
Payable for investments purchased	2,472,851
Payable for shares redeemed	139,632
Written options outstanding, at value (premium received $1,788,962)	1,352,620
Payable to bank	242,563
Payable for periodic payments to swap contracts	200,000
Swaps, at value (premium received $1,371,355)	1,719,898
Income distribution payable	49,506
Payable for investment adviser fee (Note 5)	11,757
Payable for administrative fee (Note 5)	2,477
Payable for Directors’/Trustees’ fees (Note 5)	410
Payable for distribution services fee (Note 5)	9,100
Payable for other service fees (Notes 2 and 5)	41,674
Accrued expenses (Note 5)	206,496
Total Liabilities	6,448,984
Net assets for 70,457,373 shares outstanding	$585,418,737
Net Assets Consist of:
Paid-in capital	$844,014,457
Total distributable earnings (loss)	(258,595,720)
Total Net Assets	$585,418,737
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($193,313,361 ÷ 23,153,822 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.35
Offering price per share (100/95.50 of $8.35)	$8.74
Redemption proceeds per share	$8.35
Class C Shares:
Net asset value per share ($14,792,203 ÷ 1,772,942 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.34
Offering price per share	$8.34
Redemption proceeds per share (99.00/100 of $8.34)	$8.26
Class F Shares:
Net asset value per share ($26,650,286 ÷ 3,219,483 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.28
Offering price per share (100/99.00 of $8.28)	$8.36
Redemption proceeds per share (99.00/100 of $8.28)	$8.20
Institutional Shares:
Net asset value per share ($339,705,662 ÷ 40,999,307 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.29
Offering price per share	$8.29
Redemption proceeds per share	$8.29
Class R6 Shares:
Net asset value per share ($10,957,225 ÷ 1,311,819 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.35
Offering price per share	$8.35
Redemption proceeds per share	$8.35

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2024

Investment Income:
Dividends (including $30,270,722 received from affiliated holdings* and net of foreign taxes withheld of $4,760)	$30,435,058
Interest	4,744,928
Net income on securities loaned (includes $3,351 earned from affiliated holdings related to cash collateral balances) (Note 2)	1,217
TOTAL INCOME	35,181,203
Expenses:
Investment adviser fee (Note 5)	3,298,968
Administrative fee (Note 5)	471,747
Custodian fees	53,972
Transfer agent fees (Note 2)	604,571
Directors’/Trustees’ fees (Note 5)	5,633
Auditing fees	37,105
Legal fees	11,436
Portfolio accounting fees	190,001
Distribution services fee (Note 5)	124,414
Other service fees (Notes 2 and 5)	606,973
Share registration costs	86,667
Printing and postage	48,413
Taxes	150
Miscellaneous (Note 5)	30,550
TOTAL EXPENSES	5,570,600
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(724,895)
Reimbursement of other operating expenses (Notes 2 and 5)	(254,104)
TOTAL WAIVER AND REIMBURSEMENTS	(978,999)
Net expenses	4,591,601
Net investment income	30,589,602
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(9,426,387) on sales of investments in affiliated holdings*)	(10,441,157)
Net realized loss on foreign currency transactions	(1,441,961)
Net realized loss on foreign exchange contracts	(313,119)
Net realized loss on futures contracts	(810,187)
Net realized gain on written options	3,592,927
Net realized loss on swap contracts	(282,475)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $37,701,457 on investments in affiliated holdings*)	44,472,666
Net change in unrealized appreciation of foreign exchange contracts	(69,146)
Net change in unrealized appreciation of futures contracts	(91,150)
Net change in unrealized depreciation of written options	507,553
Net change in unrealized appreciation of swap contracts	(348,543)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	34,775,408
Change in net assets resulting from operations	$65,365,010

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,589,602	$35,308,572
Net realized gain (loss)	(9,695,972)	(42,094,307)
Net change in unrealized appreciation/depreciation	44,471,380	39,893,009
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,365,010	33,107,274
Distributions to Shareholders:
Class A Shares	(9,139,247)	(9,922,754)
Class B Shares[1]	—	(12,908)
Class C Shares	(652,420)	(863,189)
Class F Shares	(1,333,006)	(1,579,504)
Institutional Shares	(17,233,812)	(22,338,927)
Class R6 Shares	(562,480)	(480,196)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,920,965)	(35,197,478)
Share Transactions:
Proceeds from sale of shares	110,057,514	151,902,218
Net asset value of shares issued to shareholders in payment of distributions declared	28,287,961	34,482,961
Cost of shares redeemed	(201,684,177)	(411,549,590)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(63,338,702)	(225,164,411)
Change in net assets	(26,894,657)	(227,254,615)
Net Assets:
Beginning of period	612,313,394	839,568,009
End of period	$585,418,737	$612,313,394

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $978,999 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended November 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$209,216	$(10,779)
Class C Shares	16,942	—
Class F Shares	28,664	—
Institutional Shares	347,446	(243,325)
Class R6 Shares	2,303	—
TOTAL	$604,571	$(254,104)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$494,342
Class C Shares	41,471
Class F Shares	71,160
TOTAL	$606,973
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage country, market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $8,788,462. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $27,454,642 and $5,168,350, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return and to manage currency risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At November 30, 2024, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $62,299 and $52,759, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of November 30, 2024, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Financial Statements and Additional Information

Option Contracts
The Fund buys or sells put and call options to seek to increase yield, income and return and to manage currency, duration, market, sector/asset class and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $181,033 and $343,051, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $556,551 and $811,315, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(66,062)*		$—
Interest rate contracts	Purchased options, within Investment in securities, at value	167,969		—
Interest rate contracts		—	Written options outstanding, at value	219,531
Equity contracts		—	Written options outstanding, at value	512,300
Equity contracts	Purchased options, within Investment in securities, at value	460,500		—
Foreign exchange contracts		—	Written options outstanding, at value	620,789
Foreign exchange contracts	Purchased options, within Investment in securities, at value	259,635		—
Credit contracts		—	Swaps, at value	1,719,898
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$822,042		$3,072,518

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(810,187)	$—	$(545,248)	$(144,902)	$(1,500,337)
Equity contracts	—	—	—	(1,191,490)	1,191,633	143
Foreign exchange contracts	—	—	(313,119)	392,708	2,546,196	2,625,785
Credit contracts	(282,475)	—	—	—	—	(282,475)
TOTAL	$(282,475)	$(810,187)	$(313,119)	$(1,344,030)	$3,592,927	$843,116

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(91,150)	$—	$(66,448)	$322,526	$164,928
Equity contracts	—	—	—	46,979	60,685	107,664
Foreign exchange contracts	—	—	(69,146)	(136,859)	124,342	(81,663)
Credit contracts	(348,543)	—	—	—	—	(348,543)
TOTAL	$(348,543)	$(91,150)	$(69,146)	$(156,328)	$507,553	$(157,614)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2024, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Written Options Contracts	$1,352,620	$—	$—	$1,352,620
Swap Contracts	1,719,898	—	(1,719,898)	—
TOTAL	$3,072,518	$—	$(1,719,898)	$1,352,620
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,206,815	$9,853,925	1,296,435	$10,150,145
Shares issued to shareholders in payment of distributions declared	1,058,190	8,610,594	1,194,661	9,322,310
Conversion of Class B Shares to Class A Shares[1]	—	—	165,549	1,344,260
Shares redeemed	(4,429,158)	(36,109,486)	(5,606,326)	(43,885,877)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,164,153)	$(17,644,967)	(2,949,681)	$(23,069,162)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	93	$734
Shares issued to shareholders in payment of distributions declared	—	—	1,526	11,961
Conversion of Class B Shares to Class A Shares[1]	—	—	(165,829)	(1,344,260)
Shares redeemed	—	—	(34,114)	(268,267)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(198,324)	$(1,599,832)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	250,979	$2,050,895	561,060	$4,397,173
Shares issued to shareholders in payment of distributions declared	79,862	648,902	110,168	859,714
Shares redeemed	(944,219)	(7,679,659)	(1,241,343)	(9,694,992)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(613,378)	$(4,979,862)	(570,115)	$(4,438,105)
Annual Financial Statements and Additional Information

	Year Ended 11/30/2024		Year Ended 11/30/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	88,005	$700,077	90,517	$708,673
Shares issued to shareholders in payment of distributions declared	161,853	1,305,680	199,457	1,544,718
Shares redeemed	(837,087)	(6,758,640)	(1,030,100)	(7,963,164)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(587,229)	$(4,752,883)	(740,126)	$(5,709,773)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,469,087	$92,714,555	16,713,026	$130,114,640
Shares issued to shareholders in payment of distributions declared	2,126,388	17,167,811	2,871,670	22,271,242
Shares redeemed	(17,980,248)	(145,118,793)	(44,285,865)	(343,699,075)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,384,773)	$(35,236,427)	(24,701,169)	$(191,313,193)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	580,083	$4,738,062	670,560	$5,186,593
Shares issued to shareholders in payment of distributions declared	68,152	554,974	60,685	473,016
Shares redeemed	(736,457)	(6,017,599)	(599,547)	(4,693,955)
NET CHANGE RESULTING FROM R6 SHARE TRANSACTIONS	(88,222)	$(724,563)	131,698	$965,654
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,837,755)	$(63,338,702)	(29,027,717)	$(225,164,411)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from partnership adjustments.
For the year ended November 30, 2024, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(3,262)	$3,262
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$28,920,965	$35,197,478
As of November 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$34,828
Net unrealized depreciation	$(72,987,901)
Capital loss carryforwards	$(185,433,965)
Other temporary differences	$(208,682)
TOTAL	$(258,595,720)
At November 30, 2024, the cost of investments for federal tax purposes was $657,754,451. The net unrealized depreciation of investments for federal tax purposes was $72,987,901. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,438,442 and unrealized depreciation from investments for those securities having an excess of cost over value of $75,426,343. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for deferral of losses on wash sales, partnership adjustments, discount accretion/premium amortization on debt securities, mark-to-market on futures contracts, options and credit default swaps.
Annual Financial Statements and Additional Information

As of November 30, 2024, the Fund had a capital loss carryforward of $185,433,965 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$39,654,362	$145,779,603	$185,433,965
The Fund used capital loss carryforwards of $1,144,730 to offset capital gains realized during the year ended November 30, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2024, the Adviser voluntarily waived $718,660 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2024, the Adviser reimbursed $6,235. For the year ended November 30, 2024, the Adviser voluntarily reimbursed $254,104 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class F Shares	0.05%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$124,414
For the year ended November 30, 2024, the Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2024, FSC retained $10,393 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2024, FSC retained $9,357 in sales charges from the sale of Class A Shares. FSC also retained $1,119 and $4,620 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Annual Financial Statements and Additional Information

Other Service Fees
For the year ended November 30, 2024, FSSC received $8,928 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.70%, 0.93%, 0.61% and 0.60%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Transactions with Affiliated Investment Companies
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2024, were as follows:
Purchases	$39,771,882
Sales	$110,767,675
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the year ended November 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the year ended November 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2024, 99.6% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED HERMES STRATEGIC INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Fixed Income Securities, Inc. (the “Corporation”)) including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Fixed Income Securities, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 22, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Fixed Income Securities, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	136,783,957.690	1,160,863.183	0	N/A
John B. Fisher	136,802,226.173	1,142,594.700	0	N/A
John G. Carson	136,706,261.780	1,238,559.093	0	N/A
G. Thomas Hough	136,767,784.274	1,177,036.599	0	N/A
Karen L. Larrimer	136,743,636.586	1,201,184.287	0	N/A
Max F. Miller	136,785,346.928	1,159,473.945	0	N/A
Frank J. Nasta	136,751,858.997	1,192,961.876	0	N/A
Thomas M. O’Neill	136,783,376.840	1,161,444.033	0	N/A
Madelyn A. Reilly	137,086,839.689	857,981.184	0	N/A
John S. Walsh	136,735,947.513	1,208,873.360	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Strategic Income Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Strategic Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-02 (1/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Strategic Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Strategic Income Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Strategic Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Strategic Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Fixed Income Securities, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025